Fixed assets, net (Tables)	6 Months Ended
Jun. 30, 2014
Fixed assets, net
Schedule of vessels' cost, accumulated depreciation and changes thereto

Fixed assets consist of vessels. Vessels’ cost, accumulated depreciation and changes thereto were as follows (in thousands):

	Vessel Cost	Accumulated Depreciation	Net Book Value
As of January 1, 2013	$4,576,106	$(589,968)	$3,986,138
Additions	46,839	(137,414)	(90,575)
Disposals	(172,226)	119,280	(52,946)
As of December 31, 2013	$4,450,719	$(608,102)	$3,842,617
Additions	563	(68,075)	(67,512)
Disposals	(120,376)	75,769	(44,607)
As of June 30, 2014	$4,330,906	$(600,408)	$3,730,498